T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
AUSTRALIA 0.7%			CAYMAN ISLANDS 0.2%

Common Stocks 0.7%			Convertible Preferred Stocks 0.2%
South32	140,464	206	ByteDance, Series E, Acquisition
Treasury Wine Estates	30,265	233	Date: 7/8/19, Cost: $59 (USD)
			(1)(2)(3)	1,207	100
Total Australia
(Cost $371)		439	Total Cayman Islands
			(Cost $59)		100

AUSTRIA 0.7%
			CHINA 8.8%
Common Stocks 0.7%
Erste Group Bank (1)	19,443	435	Common Stocks 6.6%
			58. com, ADR (USD) (1)	7,292	404
Total Austria			Alibaba Group Holding, ADR
(Cost $611)		435	(USD)(1)	7,990	2,005
			Baidu, ADR (USD) (1)	3,785	452
BELGIUM 0.4%			China Mengniu Dairy (HKD)	77,000	361
			Tencent Holdings (HKD)	11,600	796
Common Stocks 0.4%
Galapagos (1)	1,336	248			4,018
Total Belgium			Common Stocks - China A Shares 2.1%
(Cost $144)		248	BTG Hotels Group, A Shares
			(CNH)	71,200	180
			Gree Electric Appliances of
BRAZIL 1.1%			Zhuhai, A Shares (CNH)	66,500	541
			Kweichow Moutai, A Shares
Common Stocks 1.1%			(CNH)	2,187	525
Banco Bradesco, ADR (USD)	2,371	10
StoneCo, Class A (USD) (1)	5,534	264			1,246
Suzano (1)	12,469	101	Convertible Preferred Stocks 0.1%
XP, Class A (USD) (1)	5,928	276	Xiaoju Kuaizhi, Series A-17,
Total Brazil			Acquisition Date: 10/19/15,
(Cost $379)		651	Cost: $72 (USD) (1)(2)(3)	2,643	100
					100
CANADA 2.1%			Total China
			(Cost $2,796)		5,364
Common Stocks 2.1%
Magna International (USD)	12,139	561	FRANCE 6.6%
Seven Generations Energy,
Class A (1)	82,199	225	Common Stocks 6.6%
TMX Group	4,753	486	Air Liquide	2,249	370
Total Canada			Dassault Aviation (1)	674	553
(Cost $1,683)		1,272	EssilorLuxottica (1)	5,996	798
			LVMH Moet Hennessy Louis
			Vuitton	398	173
			Sanofi	7,762	815

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Thales	17,983	1,300	INDONESIA 2.0%
Total France
(Cost $4,325)		4,009	Common Stocks 2.0%
			Bank Central Asia	333,800	715
GERMANY 5.6%			Sarana Menara Nusantara	6,222,400	485
			Total Indonesia
Common Stocks 5.4%			(Cost $489)		1,200
Bayer	14,471	961
Evotec (1)(4)	14,078	372	ITALY 1.1%
Knorr-Bremse	3,126	366
MorphoSys (1)	1,290	166	Common Stocks 1.1%
SAP	5,781	913	Banca Mediolanum	45,147	336
TeamViewer (1)	6,275	339	DiaSorin	1,668	329
Zalando (1)	2,559	185
			Total Italy
		3,302	(Cost $549)		665
Preferred Stocks 0.2%
Sartorius (5)	254	98	JAPAN 14.7%

		98	Common Stocks 14.7%
Total Germany			Daiichi Sankyo	4,100	363
(Cost $2,915)		3,400	Disco	900	218
			en-japan	4,800	116
HONG KONG 2.1%			Fujitsu General	22,000	539
			Hoshizaki	2,900	221
Common Stocks 2.1%			Kansai Paint	11,400	218
AIA Group	110,200	994	Kao	4,000	290
CK Hutchison Holdings	39,724	259	Mitsubishi Electric	22,100	289
			Murata Manufacturing	10,100	649
Total Hong Kong			Nippon Telegraph & Telephone	44,800	1,040
(Cost $808)		1,253	ORIX	7,500	81
			Otsuka Holdings	20,000	829
INDIA 3.7%			Outsourcing	25,000	138
			Pan Pacific International
Common Stocks 3.7%			Holdings	13,900	315
Axis Bank	70,875	409	Persol Holdings	26,400	334
Housing Development Finance	36,547	871	Seven & i Holdings	14,500	438
Kotak Mahindra Bank	6,958	127	Shimadzu	7,000	179
Maruti Suzuki India	3,809	318	Stanley Electric	14,800	355
NTPC	446,668	519	Suzuki Motor	6,200	203
			Takeda Pharmaceutical	30,741	1,115
Total India			Terumo	4,700	178
(Cost $2,034)		2,244
			Z Holdings	155,700	828
			Total Japan
			(Cost $7,914)		8,936

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

NETHERLANDS 8.8%			RUSSIA 0.5%
Common Stocks 8.8%			Common Stocks 0.5%
Adyen (1)	135	227	Sberbank of Russia, ADR
Akzo Nobel	6,459	609	(USD) (1)	26,288	312
ASML Holding	2,555	908	Total Russia
Koninklijke Philips (1)(6)	21,260	1,098	(Cost $262)		312
Prosus (1)	11,567	1,126
Unilever	23,434	1,385	SOUTH AFRICA 2.8%
Total Netherlands
(Cost $3,667)		5,353	Common Stocks 2.8%
			Capitec Bank Holdings	2,819	146
PERU 0.6%			Naspers, N Shares	8,464	1,540
			Total South Africa
Common Stocks 0.6%			(Cost $1,839)		1,686
Credicorp (USD)	2,667	339
Total Peru			SOUTH KOREA 5.4%
(Cost $485)		339
			Common Stocks 5.4%
PHILIPPINES 0.3%			LG Household & Health Care	338	390
			NAVER	6,495	1,650
Common Stocks 0.3%			Samsung Electronics	25,275	1,235
SM Investments	11,560	211	Total South Korea
Total Philippines			(Cost $1,585)		3,275
(Cost $190)		211
			SPAIN 0.3%
POLAND 0.5%
			Common Stocks 0.3%
Common Stocks 0.5%			Amadeus IT Group, A Shares	4,315	215
Powszechny Zaklad			Total Spain
Ubezpieczen	46,526	335	(Cost $156)		215
Total Poland
(Cost $447)		335	SWEDEN 2.2%

PORTUGAL 2.3%			Common Stocks 2.2%
			Assa Abloy, B Shares	8,355	184
Common Stocks 2.3%			Essity, B Shares (1)	18,390	607
Galp Energia	72,533	760	Swedbank, A Shares (1)	34,679	563
Jeronimo Martins	39,988	670	Total Sweden
Total Portugal			(Cost $1,005)		1,354
(Cost $1,693)		1,430

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
SWITZERLAND 7.3%			Smith & Nephew	10,883	215

Common Stocks 7.3%					2,974
Alcon (1)	5,869	355	Convertible Preferred Stocks 0.2%
Julius Baer Group	16,058	705	Roofoods, Series G, Acquisition
Lonza Group (6)	1,926	1,204	Date:5/16/19, Cost: $114
Nestle	10,039	1,194	(USD)(1)(2)(3)	272	114
Roche Holding	1,841	638			114
Temenos (4)(6)	2,337	345	Total United Kingdom
Total Switzerland			(Cost $2,422)		3,088
(Cost $2,865)		4,441
			UNITED STATES 7.0%
TAIWAN 3.0%
			Common Stocks 7.0%
Common Stocks 3.0%			Booking Holdings (1)	190	316
Taiwan Semiconductor			Linde (EUR)	3,587	873
Manufacturing	125,000	1,819	NXP Semiconductors (6)	8,391	986
Total Taiwan			Philip Morris International	16,016	1,230
(Cost $372)		1,819	Royalty Pharma, Class A (1)(4)	1,774	76
			Visa, Class A (4)	2,021	385
THAILAND 0.7%			Waste Connections	3,614	370
			Total United States
Common Stocks 0.7%			(Cost $3,109)		4,236
CP ALL (1)	194,900	424
Total Thailand			SHORT-TERM INVESTMENTS 2.1%
(Cost $278)		424
			Money Market Funds 2.1%
UNITED ARAB EMIRATES 1.2%			T. Rowe Price Government Reserve
			Fund, 0.13% (7)(8)	1,275,441	1,275
Common Stocks 1.2%			Total Short-Term Investments
First Abu Dhabi Bank	88,209	268	(Cost $1,275)		1,275
Network International Holdings
(GBP) (1)	90,034	475
Total United Arab Emirates
(Cost $789)		743

UNITED KINGDOM 5.1%

Common Stocks 4.9%
Amcor, CDI (AUD)	55,804	573
Burberry Group	20,614	336
Farfetch, Class A (USD) (1)(4)(6)	9,282	238
Hiscox	35,199	359
HomeServe	24,266	420
London Stock Exchange Group	7,542	833
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund,
0.25% (7)(8)	90,727	907
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan
Chase Bank		907
Total Securities Lending Collateral
(Cost $907)		907

Total Investments in Securities 101.4%

(Cost $48,423)		$61,659
Other Assets Less Liabilities (1.4)%		(847)
Net Assets 100%		$60,812

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $314 and represents 0.5% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at July 31, 2020.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2020.
(7)	Affiliated Companies
(8)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CDI	CHESS or CREST Depository Interest
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
OTC	Over-the-counter
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%

			Notional
Counterparty	Description	Contracts	Amount	Value
JPMorgan Chase	Farfetch, Call, 10/16/20 @ $25.00	7	18	$ (3)
JPMorgan Chase	Farfetch, Call, 10/16/20 @ $26.00	14	36	(5)
Morgan Stanley	Koninklijke Philips, Call, 8/21/20 @ 48.00 (EUR)	6	26	—
JPMorgan Chase	Lonza Group, Call, 8/21/20 @ 590.00 (CHF)	5	29	—
JPMorgan Chase	NXP Semiconductors, Call, 9/18/20 @ $120.00	11	129	(6)
JPMorgan Chase	NXP Semiconductors, Call, 9/18/20 @ $130.00	5	59	(1)
JPMorgan Chase	NXP Semiconductors, Call, 1/15/21 @ $140.00	1	12	—
JPMorgan Chase	NXP Semiconductors, Call, 1/15/21 @ $145.00	1	12	—
JPMorgan Chase	NXP Semiconductors, Call, 1/15/21 @ $150.00	6	71	(2)
Goldman Sachs	Temenos, Call, 9/18/20 @ 160.00 (CHF)	2	27	—
Total Options Written (Premiums $(21))				$(17)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Forward Currency Exchange Contracts
(Amounts in 000s)
						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain (Loss)
JPMorgan Chase	8/14/20	USD	303	JPY	32,384	$ (3)
Net unrealized gain (loss) on open forward
currency exchange contracts						$ (3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$9
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$9+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government Reserve Fund	$746		¤	¤	$1,275
T. Rowe Price Short-Term Fund	393		¤	¤	907
Total					$2,182^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,182.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Growth Equity Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of
America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL GROWTH EQUITY FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$7,912	$ 51,153	$ —	$ 59,065
Convertible Preferred Stocks	—	—	314	314
Preferred Stocks	—	98	—	98
Short-Term Investments	1,275	—	—	1,275
Securities Lending Collateral	907	—	—	907
Total	$10,094	$ 51,251	$ 314	$ 61,659
Liabilities
Options Written	$—	17	—	17
Forward Currency Exchange Contracts	—	3	—	3
Total	$—	$ 20	$ —	$ 20